Segment information (Tables)	12 Months Ended
Jun. 30, 2024
Segment information
Schedule of segment information

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels	Africa	America	Eurasia	Centre	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2024
Income statement
External turnover	3 874	8 014	116 256	63 829	41 424	41 714	—	—	275 111
Segment turnover	28 876	12 158	118 864	66 883	41 805	42 201	—	(35 676)	275 111
Intersegmental turnover	(25 002)	(4 144)	(2 608)	(3 054)	(381)	(487)	—	35 676	—
Materials, energy and consumables used	(9 401)	(4 097)	(76 483)	(30 038)	(21 899)	(30 974)	(182)	35 117	(137 957)
Selling and distribution costs	—	—	(44)	(4 771)	(3 936)	(1 673)	—	30	(10 394)
Maintenance expenditure	(4 214)	(329)	(4 089)	(3 492)	(2 792)	(1 189)	(710)	1 369	(15 446)
Employee-related expenditure	(6 851)	(750)	(4 801)	(5 721)	(4 843)	(6 213)	(6 564)	278	(35 465)
Depreciation and amortisation	(1 532)	(665)	(1 115)	(5 018)	(4 905)	(1 930)	(479)	—	(15 644)
Other expenses and income	(3 684)	(1 031)	(5 314)	(6 459)	(4 953)	(345)	9 050	(1 118)	(13 854)
Equity accounted (losses)/profits, net of tax	(1)	463	1 173	143	—	—	(20)	—	1 758
Remeasurement items affecting operating profit (refer note 8)	17	954	(9 244)	(5 237)	(59 686)	(2 265)	47	—	(75 414)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3 210	6 703	18 947	6 290	(61 209)	(2 388)	1 142	—	(27 305)
Statement of cash flows
Additions to non-current assets[1]	2 954	6 492	8 671	7 548	1 762	2 062	670	—	30 159

[1]Excludes capital project related payables and equity accounted investments.

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels	Africa	America	Eurasia	Centre	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2023
Income statement
External turnover	6 386	7 234	116 235	67 772	44 492	47 577	—	—	289 696
Segment turnover	27 666	11 988	118 708	70 586	44 942	48 194	—	(32 388)	289 696
Intersegmental turnover	(21 280)	(4 754)	(2 473)	(2 814)	(450)	(617)	—	32 388	—
Materials, energy and consumables used	(8 508)	(3 834)	(76 043)	(27 548)	(28 605)	(39 427)	(210)	31 878	(152 297)
Selling and distribution costs	—	—	(43)	(4 974)	(3 773)	(1 717)	—	37	(10 470)
Maintenance expenditure	(4 056)	(345)	(4 361)	(3 565)	(2 324)	(1 120)	(719)	1 414	(15 076)
Employee-related expenditure	(6 743)	(637)	(4 544)	(5 426)	(4 588)	(5 403)	(6 394)	191	(33 544)
Depreciation and amortisation	(2 394)	(569)	(2 242)	(4 197)	(4 645)	(1 699)	(745)	—	(16 491)
Other expenses and income	(3 441)	(73)	(5 211)	(6 303)	(5 466)	884	11 719	(1 132)	(9 023)
Equity accounted profits, net of tax	2	439	2 038	144	—	—	—	—	2 623
Remeasurement items affecting operating profit (refer note 8)	54	(537)	(35 430)	(1 048)	3 916	(900)	47	—	(33 898)
Earnings/(loss) before interest and tax (EBIT/LBIT)	2 580	6 432	(7 128)	17 669	(543)	(1 188)	3 698	—	21 520
Statement of cash flows
Additions to non-current assets[1]	2 979	5 600	8 909	8 202	2 491	1 827	846	—	30 854
[1]	Excludes capital project related payables and equity accounted investments.

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels	Africa	America	Eurasia	Centre	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2022
Income statement
External turnover	6 370	7 789	97 996	64 054	41 496	55 011	30	—	272 746
Segment turnover	24 386	11 941	99 972	67 275	41 926	55 419	56	(28 229)	272 746
Intersegmental turnover	(18 016)	(4 152)	(1 976)	(3 221)	(430)	(408)	(26)	28 229	—
Materials, energy and consumables used	(6 063)	(2 055)	(59 525)	(22 681)	(21 243)	(40 094)	(162)	27 824	(123 999)
Selling and distribution costs	—	—	(49)	(3 934)	(2 920)	(1 811)	—	37	(8 677)
Maintenance expenditure	(3 492)	(728)	(3 602)	(3 063)	(2 078)	(956)	(589)	1 186	(13 322)
Employee-related expenditure	(5 826)	(772)	(4 491)	(5 424)	(4 003)	(5 454)	(6 611)	126	(32 455)
Depreciation and amortisation	(2 230)	(500)	(1 468)	(3 667)	(3 917)	(1 576)	(715)	—	(14 073)
Other expenses and income	(3 090)	(1 759)	(5 704)	(5 867)	(3 977)	(941)	(9 552)	(944)	(31 834)
Equity accounted (losses)/profits, net of tax	(1)	(4)	3 043	90	—	—	—	—	3 128
Remeasurement items affecting operating profit (refer note 8)	(228)	8 499	(217)	1 343	(2 807)	2 965	348	—	9 903
Earnings/(loss) before interest and tax (EBIT/LBIT)	3 456	14 622	27 959	24 072	981	7 552	(17 225)	—	61 417
Statement of cash flows
Additions to non-current assets[1]	2 552	2 569	6 325	7 308	1 909	1 402	648	—	22 713
[1]	Excludes capital project related payables and equity accounted investments.

Schedule of geographic segmentation

	South
	Africa	Mozambique	United States	Europe	Rest of World	Total
	Rm	Rm	Rm	Rm	Rm	Rm
2024
External turnover[1]	137 903	1 091	43 374	50 044	42 699	275 111
Earnings/(loss) before interest and tax (EBIT/(LBIT))[2]	28 109	738	(58 891)	(834)	3 573	(27 305)
Tax paid	7 939	2 536	12	400	45	10 932
Non-current assets[3]	69 729	25 090	77 217	17 136	10 984	200 156
2023
External turnover[1]	142 804	1 146	46 334	55 996	43 416	289 696
Earnings before interest and tax (EBIT)[2]	7 872	1 051	1 899	4 957	5 741	21 520
Tax paid	11 516	1 837	12	493	94	13 952
Non-current assets[3]	67 389	18 915	143 714	19 708	11 083	260 809
2022
External turnover[1]	130 411	1 921	44 080	58 177	38 157	272 746
Earnings before interest and tax (EBIT)[2]	29 305	965	4 644	12 406	14 097	61 417
Tax paid	11 739	1 001	36	657	98	13 531
Non-current assets[3]	90 524	15 036	123 618	16 161	10 122	255 461
1	The analysis of turnover is based on the location of the customer.
2	Includes equity accounted profits and remeasurement items.
3	Excludes deferred tax assets and post-retirement benefit assets.